Non-controlling interest (Group's Interest In Subsidiary) (Detail) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning balance	$ 781,538,498
Net income	65,976,255	91,499,714
Ending balance	850,755,765
Zhengzhou Jiantou Xinyuan United Real Estate Co., Ltd. [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Beginning balance		1,204,118
Net income		1,203,701
Other comprehensive income		10,361
Distribution to non-controlling interest shareholders		(2,418,180)
Ending balance